FINANCIAL RISK MANAGEMENT ACTIVITIES - Narrative (Details) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2022 Oil_barrels $ / bbl	Dec. 31, 2022 USD ($) oz	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Barrels of brent crude oil | Oil_barrels	999,000
Average price on forward contracts (in USD per barrel) | $ / bbl	89.20
Weighted average incremental borrowing rate at date of initial application (in percent)		5.70%	4.60%		5.40%
Financial assets		$ 3	$ 117		$ 188
Total assets		8,072	8,000	[1]	7,705	[1]
Deferred compensation asset
Disclosure of detailed information about financial instruments [line items]
Total assets		12	25		28
Deferred compensation asset | Level 3
Disclosure of detailed information about financial instruments [line items]
Total assets		$ 12	25		28
South African assets | Discontinued operations
Disclosure of detailed information about financial instruments [line items]
Portion of consideration received consisting of deferred consideration, above production threshold (in USD per ounce) | oz		260
Consideration receivable, initial production threshold (in ounces) | oz		250,000
Consideration receivable, term		6 years
Portion of consideration received consisting of deferred consideration, below datum of current infrastructure (in USD per ounce) | oz		20
Transaction date ounces of reserves (in ounces) | oz		8,530,000
Financial assets past due but not impaired | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets		$ 12	$ 18		$ 12

[1]	The tangible assets and accumulated losses and other reserve balances for 31 December 2021 and 31 December 2020 have been retrospectively restated and increased with $33m due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 1.